DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Argentina - 0.1%
Globant SA*
(Cost $2,414)	26	$4,906

Australia - 4.3%
APA Group (a)	835	6,368
ASX Ltd.	135	7,670
Aurizon Holdings Ltd.	1,511	4,732
AusNet Services	919	1,256
Australia & New Zealand Banking Group Ltd.	2,039	34,015
BlueScope Steel Ltd.	405	5,103
Brambles Ltd.	1,155	9,328
Coca-Cola Amatil Ltd.	374	3,486
Cochlear Ltd.	42	6,821
Coles Group Ltd.	950	12,502
Commonwealth Bank of Australia	1,255	73,120
Computershare Ltd.	382	4,019
Dexus REIT	757	5,450
Evolution Mining Ltd.	1,212	4,438
Fortescue Metals Group Ltd.	1,107	14,870
Goodman Group REIT	1,223	16,834
GPT Group REIT	1,286	4,473
Insurance Australia Group Ltd.	1,678	6,368
Lendlease Corp. Ltd. (a)	426	4,445
Macquarie Group Ltd.	249	25,442
Mirvac Group REIT	2,834	5,388
National Australia Bank Ltd.	2,361	39,822
Newcrest Mining Ltd.	602	11,946
Northern Star Resources Ltd.	531	4,934
Orica Ltd.	274	3,261
Ramsay Health Care Ltd.	130	6,039
SEEK Ltd.	253	4,856
Stockland REIT	1,811	6,072
Suncorp Group Ltd.	843	6,267
Sydney Airport (a)	958	4,737
Telstra Corp. Ltd.	3,062	6,927
Transurban Group (a)	2,013	20,795
Vicinity Centres REIT	2,364	2,874
Woodside Petroleum Ltd.	655	10,797

(Cost $347,488)		385,455

Austria - 0.1%
Erste Group Bank AG*	203	5,852
OMV AG	122	4,144
voestalpine AG	83	2,665

(Cost $13,363)		12,661

Belgium - 0.4%
Etablissements Franz Colruyt NV	42	2,513
KBC Group NV*	182	12,714
Solvay SA	55	6,306
UCB SA	93	9,963
Umicore SA	149	6,696

(Cost $36,146)		38,192

Brazil - 0.7%
Atacadao SA	300	1,120
B2W Cia Digital*	154	2,013
B3 SA - Brasil Bolsa Balcao	1,535	15,997
Banco do Brasil SA	647	4,067
Banco Santander Brasil SA	305	2,217
Cia Brasileira de Distribuicao	118	1,517
Cosan SA	109	1,569
Energisa SA	124	1,071
Klabin SA	521	2,426
Localiza Rent a Car SA	404	5,042
Lojas Renner SA	537	4,455
Natura & Co. Holding SA*	499	4,670
Notre Dame Intermedica Participacoes SA	338	4,299
Telefonica Brasil SA	338	2,808
TIM SA	689	1,726
Ultrapar Participacoes SA	512	1,933
Via Varejo S/A*	905	2,982
WEG SA	575	7,854

(Cost $63,624)		67,766

Canada - 7.4%
Agnico Eagle Mines Ltd.	165	10,837
Algonquin Power & Utilities Corp.	396	6,219
Alimentation Couche-Tard, Inc., Class B	610	20,302
B2Gold Corp.	742	4,145
Bank of Montreal	472	33,993
Bank of Nova Scotia	866	42,234
BlackBerry Ltd.*	378	2,231
CAE, Inc.	193	4,679
Cameco Corp.	289	2,897
Canadian Apartment Properties REIT (b)	57	2,250
Canadian Imperial Bank of Commerce	304	25,682
Canadian National Railway Co.	510	53,523
Canadian Tire Corp. Ltd., Class A	43	5,507
Canopy Growth Corp.*(b)	148	4,262
CGI, Inc.*	166	12,286
Dollarama, Inc.	195	7,999
Empire Co. Ltd., Class A	130	3,565
Enbridge, Inc.	1,456	45,571
FirstService Corp.	34	4,647
Fortis, Inc.	342	13,800
Franco-Nevada Corp.	136	18,142
Gildan Activewear, Inc.	165	4,324
Hydro One Ltd., 144A	234	5,471
Intact Financial Corp.	104	11,660
Inter Pipeline Ltd.	307	3,066
Keyera Corp. (b)	147	2,542
Loblaw Cos. Ltd.	113	5,598
Lundin Mining Corp.	473	3,789

Magna International, Inc.	221	13,582
Manulife Financial Corp.	1,400	23,908
Metro, Inc.	185	8,517
Nutrien Ltd.	397	19,637
Open Text Corp.	174	7,698
Parkland Corp.	120	3,684
Pembina Pipeline Corp.	400	10,223
Ritchie Bros Auctioneers, Inc.	74	5,334
Rogers Communications, Inc., Class B	252	11,913
Shopify, Inc., Class A*	78	84,132
Sun Life Financial, Inc.	422	18,780
Teck Resources Ltd., Class B	372	5,890
TELUS Corp.	337	6,514
Toronto-Dominion Bank	1,283	68,590
Wheaton Precious Metals Corp.	314	12,147
WSP Global, Inc.	69	5,135

(Cost $556,759)		666,905

Chile - 0.1%
Empresas CMPC SA	870	1,872
Empresas COPEC SA	344	2,713
Enel Americas SA	27,627	3,984
Falabella SA	691	2,352

(Cost $17,226)		10,921

China - 11.5%
3SBio, Inc., 144A*	961	952
51job, Inc., ADR*	19	1,340
AAC Technologies Holdings, Inc. (b)	587	3,286
Air China Ltd., Class H	1,505	1,217
Alibaba Group Holding Ltd., ADR*	1,348	355,009
A-Living Smart City Services Co. Ltd., 144A	301	1,268
Bank of Shanghai Co. Ltd., Class A	1,300	1,594
Baoshan Iron & Steel Co. Ltd., Class A	1,800	1,699
BYD Co. Ltd., Class A	100	2,616
BYD Co. Ltd., Class H	455	10,688
BYD Electronic International Co. Ltd.	323	1,598
China CITIC Bank Corp. Ltd., Class H	5,765	2,491
China Conch Venture Holdings Ltd.	1,213	5,758
China Construction Bank Corp., Class H	68,554	53,764
China Eastern Airlines Corp. Ltd., Class A	1,000	757
China Lesso Group Holdings Ltd.	841	1,501
China Literature Ltd., 144A*	212	1,611
China Medical System Holdings Ltd.	1,129	1,153
China Merchants Bank Co. Ltd., Class H	2,873	18,177
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	668
China Minsheng Banking Corp. Ltd., Class H	5,002	2,762
China Molybdenum Co. Ltd., Class H	2,790	1,310
China Resources Pharmaceutical Group Ltd., 144A	1,134	613
China Vanke Co. Ltd., Class A	500	2,333
China Vanke Co. Ltd., Class H	1,182	4,490
CIFI Holdings Group Co. Ltd.	2,000	1,728
CITIC Ltd.	5,000	3,908
Contemporary Amperex Technology Co. Ltd., Class A	100	3,690
Country Garden Services Holdings Co. Ltd.	762	4,266
CSPC Pharmaceutical Group Ltd.	6,636	6,480
Dali Foods Group Co. Ltd., 144A	2,295	1,421
ENN Energy Holdings Ltd.	577	7,644
Fosun International Ltd.	1,660	2,398
Genscript Biotech Corp.*	673	967
Greentown Service Group Co. Ltd.	968	1,125
Guangzhou R&F Properties Co. Ltd., Class H	800	1,042
Hansoh Pharmaceutical Group Co. Ltd., 144A*	1,000	4,805
Huaxia Bank Co. Ltd., Class A	1,400	1,389
Industrial Bank Co. Ltd., Class A	1,100	3,514
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	1,723
Kingdee International Software Group Co. Ltd.*	1,806	6,301
KWG Group Holdings Ltd.	903	1,235
Lenovo Group Ltd.	5,418	3,865
Logan Group Co. Ltd.	976	1,634
Longfor Group Holdings Ltd., 144A	1,300	8,519
Meituan, Class B*	2,541	95,052
Microport Scientific Corp.	500	2,157
NARI Technology Co. Ltd., Class A	300	1,076
NIO, Inc., ADR*(b)	757	38,251
Ping An Healthcare and Technology Co. Ltd., 144A*	265	3,242
Poly Developments and Holdings Group Co. Ltd., Class A	700	1,832
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,000	4,138
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,296
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	5,127
Sinopharm Group Co. Ltd., Class H	908	2,244
Suning.com Co. Ltd., Class A	800	1,112
Tencent Holdings Ltd.	4,075	295,934
TravelSky Technology Ltd., Class H	1,000	2,268
Vipshop Holdings Ltd., ADR*	352	8,990
WuXi AppTec Co. Ltd., Class A	140	2,199
WuXi AppTec Co. Ltd., Class H, 144A (b)	196	2,933
Wuxi Biologics Cayman, Inc., 144A*	2,169	21,515
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	1,660
Yunnan Baiyao Group Co. Ltd., Class A	100	1,448
Zhejiang Expressway Co. Ltd., Class H	1,141	812
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,000	1,044

(Cost $667,176)		1,040,639

Colombia - 0.0%
Bancolombia SA
(Cost $1,544)	200	1,544

Cyprus - 0.0%
Polymetal International PLC
(Cost $1,476)	125	2,607

Czech Republic - 0.0%
Komercni banka AS*
(Cost $1,828)	46	1,232

Denmark - 2.3%
Chr Hansen Holding A/S*	73	7,093
Coloplast A/S, Class B	80	11,977
Demant A/S*	75	2,832
Genmab A/S*	45	17,313
GN Store Nord AS	91	7,429
H Lundbeck A/S	52	1,595
Novo Nordisk A/S, Class B	1,238	83,502
Novozymes A/S, Class B	150	8,604
Orsted AS, 144A	136	24,566
Pandora A/S	70	7,031
Tryg A/S	104	3,024
Vestas Wind Systems A/S	143	29,312

(Cost $122,021)		204,278

Egypt - 0.0%
Commercial International Bank Egypt SAE
(Cost $3,328)	983	3,898

Finland - 0.6%
Elisa OYJ	103	5,545
Neste OYJ (b)	305	20,497
Orion OYJ, Class B	74	3,493
Stora Enso OYJ, Class R	402	6,814
UPM-Kymmene OYJ	391	12,918
Wartsila OYJ Abp	318	2,998

(Cost $38,276)		52,265

France - 6.2%
Accor SA*	126	4,333
Air Liquide SA (b)	343	56,477
Amundi SA, 144A*	43	3,436
Atos SE*	73	6,713
AXA SA	1,385	32,658
Bouygues SA	159	6,349
Carrefour SA	432	7,095
Cie de Saint-Gobain*	370	17,624
Cie Generale des Etablissements Michelin SCA	121	15,118
CNP Assurances*	105	1,677
Covivio REIT	37	3,032
Credit Agricole SA*	859	9,940
Danone SA	431	27,768
Dassault Systemes SE	92	17,063
Eiffage SA*	61	5,994
EssilorLuxottica SA*	202	29,322
Eurazeo SE*	40	2,474
Gecina SA REIT	34	5,177
Getlink SE*	349	5,824
Kering SA	54	39,080
Klepierre SA REIT (b)	142	3,142
L’Oreal SA	178	65,325
Natixis SA*	593	1,830
Orange SA (b)	1,426	18,064
Publicis Groupe SA	156	7,108
Schneider Electric SE	390	54,419
SEB SA	16	2,856
Teleperformance	43	14,361
TOTAL SE	1,804	77,309
Ubisoft Entertainment SA*	64	6,108
Unibail-Rodamco-Westfield REIT (b)	100	7,117
Valeo SA	160	6,224
Wendel SE	22	2,494

(Cost $506,342)		563,511

Germany - 5.3%
adidas AG*	135	43,166
Allianz SE	299	70,696
BASF SE	642	47,099
Bayerische Motoren Werke AG	249	21,755
Beiersdorf AG	74	8,298
Commerzbank AG*	724	4,512
Delivery Hero SE, 144A*	91	11,022
Deutsche Boerse AG	134	22,401
Deutsche Wohnen SE	258	12,974
HeidelbergCement AG	98	6,980
Henkel AG & Co. KGaA	67	6,484
Merck KGaA	88	14,090
MTU Aero Engines AG	38	8,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102	28,502
SAP SE	743	90,637
Siemens AG	547	73,284
Symrise AG	89	11,178
Telefonica Deutschland Holding AG	511	1,414

(Cost $420,008)		483,490

Greece - 0.0%
Hellenic Telecommunications Organization SA
(Cost $1,470)	119	1,988

Hong Kong - 1.8%
Alibaba Health Information Technology Ltd.*	2,674	7,864
ASM Pacific Technology Ltd.	245	3,066
Beijing Enterprises Water Group Ltd.*	4,000	1,620
BOC Hong Kong Holdings Ltd.	2,732	8,898
China Everbright Environment Group Ltd.	2,618	1,452
China Gas Holdings Ltd.	1,866	6,872
China Mengniu Dairy Co. Ltd.*	2,095	10,593
China Overseas Land & Investment Ltd.	2,894	7,040
China Resources Gas Group Ltd.	641	3,088

Geely Automobile Holdings Ltd.	3,802	10,569
Hang Seng Bank Ltd.	563	9,811
HKT Trust & HKT Ltd. (a)	2,998	3,921
Hong Kong & China Gas Co. Ltd.	7,942	12,232
Hong Kong Exchanges & Clearing Ltd.	867	43,101
Hutchison China MediTech Ltd., ADR*	43	1,333
Lee & Man Paper Manufacturing Ltd.	1,293	1,051
MTR Corp. Ltd.	1,149	6,232
PCCW Ltd.	3,393	2,061
Shenzhen Investment Ltd.	985	360
Sino Biopharmaceutical Ltd.	7,713	7,760
Sun Art Retail Group Ltd.	1,538	1,615
Swire Pacific Ltd., Class A	377	2,164
Swire Properties Ltd.	1,018	3,106
Wharf Holdings Ltd.	1,000	2,474

(Cost $141,477)		158,283

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC*	348	2,335
OTP Bank Nyrt*	153	6,080
Richter Gedeon Nyrt	94	2,231

(Cost $12,473)		10,646

India - 3.1%
Ambuja Cements Ltd.	440	1,551
Asian Paints Ltd.	278	8,316
Axis Bank Ltd., GDR*	175	6,965
Axis Bank Ltd.*	700	5,687
Berger Paints India Ltd.	169	1,478
Bharat Petroleum Corp. Ltd.	389	1,959
Bharti Airtel Ltd.	940	5,880
Britannia Industries Ltd.	86	4,225
Colgate-Palmolive India Ltd.	87	1,778
Dabur India Ltd.	360	2,430
Divi’s Laboratories Ltd.	96	4,673
DLF Ltd.	421	1,064
Eicher Motors Ltd.	80	2,738
Grasim Industries Ltd.	216	2,554
Havells India Ltd.	185	2,002
HCL Technologies Ltd.	767	8,515
Hero MotoCorp Ltd.	72	3,023
Hindalco Industries Ltd.	1,148	3,509
Hindustan Petroleum Corp. Ltd.	450	1,272
Hindustan Unilever Ltd.	596	17,208
Housing Development Finance Corp. Ltd.	1,228	37,413
Infosys Ltd.	1,180	17,527
Infosys Ltd., ADR	1,321	20,106
Lupin Ltd.	164	1,975
Mahindra & Mahindra Ltd.	643	6,269
Marico Ltd.	368	1,827
Nestle India Ltd.	24	5,797
Pidilite Industries Ltd.	88	1,833
Piramal Enterprises Ltd.	68	1,275
Reliance Industries Ltd.	2,052	53,472
Shree Cement Ltd.	6	1,969
Tata Consultancy Services Ltd.	668	24,171
Tech Mahindra Ltd.	462	5,470
Titan Co. Ltd.	275	5,055
UPL Ltd.	480	2,707
Wipro Ltd.	850	4,023

(Cost $240,947)		277,716

Indonesia - 0.5%
PT Bank Central Asia Tbk	6,823	14,992
PT Bank Mandiri Persero Tbk	13,891	6,222
PT Bank Negara Indonesia Persero Tbk	5,468	2,323
PT Bank Rakyat Indonesia Persero Tbk	40,841	11,830
PT Barito Pacific Tbk*	19,700	1,465
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	1,286
PT Indofood Sukses Makmur Tbk	2,981	1,499
PT Kalbe Farma Tbk	15,558	1,658
PT Perusahaan Gas Negara Tbk	8,505	837
PT Unilever Indonesia Tbk	6,190	3,387

(Cost $45,557)		45,499

Ireland - 0.6%
CRH PLC	572	22,457
DCC PLC	78	5,917
Kerry Group PLC, Class A	111	15,588
Kingspan Group PLC*	108	9,450

(Cost $38,596)		53,412

Israel - 0.2%
Bank Hapoalim BM*	859	5,633
Bank Leumi Le-Israel BM	1,118	6,285
Mizrahi Tefahot Bank Ltd.	116	2,480

(Cost $15,215)		14,398

Italy - 1.1%
Assicurazioni Generali SpA	790	13,532
Enel SpA	5,708	57,150
Intesa Sanpaolo SpA*	11,857	27,309

(Cost $84,805)		97,991

Japan - 16.4%
Aeon Co. Ltd.	500	14,889
Ajinomoto Co., Inc.	300	6,273
ANA Holdings, Inc.*(b)	100	2,414
Asahi Kasei Corp.	900	8,261
Astellas Pharma, Inc.	1,300	18,495
Bridgestone Corp.	400	13,978
Casio Computer Co. Ltd.	100	1,798
Central Japan Railway Co.	100	12,755
Chugai Pharmaceutical Co. Ltd.	510	24,670
CyberAgent, Inc.	100	6,857
Dai Nippon Printing Co. Ltd.	200	3,752
Daifuku Co. Ltd.	100	11,604
Dai-ichi Life Holdings, Inc.	800	12,617
Daiichi Sankyo Co. Ltd.	1,200	42,511
Daikin Industries Ltd.	190	43,120
Daiwa House Industry Co. Ltd.	400	12,275

Denso Corp.	300	14,181
East Japan Railway Co.	230	14,311
Eisai Co. Ltd.	200	15,127
ENEOS Holdings, Inc.	2,200	7,564
Fast Retailing Co. Ltd.	44	36,263
Fujitsu Ltd.	150	20,866
Hankyu Hanshin Holdings, Inc.	100	3,270
Hino Motors Ltd.	200	1,736
Hirose Electric Co. Ltd.	25	3,539
Hitachi Construction Machinery Co. Ltd.	100	2,772
Hitachi Metals Ltd.	200	2,940
Honda Motor Co. Ltd.	1,100	30,292
Hulic Co. Ltd.	200	2,027
Inpex Corp.	700	3,920
Isuzu Motors Ltd.	300	2,929
Japan Retail Fund Investment Corp. REIT	2	3,193
JFE Holdings, Inc.*	300	2,750
Kajima Corp.	300	3,950
Kansai Paint Co. Ltd.	100	3,035
Kao Corp.	350	26,208
KDDI Corp.	1,100	31,463
Keio Corp.	100	7,106
Keyence Corp.	136	69,503
Kikkoman Corp.	100	6,224
Kobayashi Pharmaceutical Co. Ltd.	50	6,018
Kobe Bussan Co. Ltd.	100	3,491
Komatsu Ltd.	600	14,615
Konami Holdings Corp.	50	2,623
Kubota Corp.	800	15,885
Kuraray Co. Ltd.	200	1,987
Kurita Water Industries Ltd.	100	3,692
Kyushu Railway Co.	100	2,108
Lawson, Inc.	50	2,268
Marubeni Corp.	1,100	6,419
Marui Group Co. Ltd.	100	1,828
Mazda Motor Corp.	200	1,183
Mercari, Inc.*	100	4,584
Mitsubishi Chemical Holdings Corp.	800	4,431
Mitsubishi Estate Co. Ltd.	900	15,570
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,378
Mitsui Chemicals, Inc.	100	2,813
Mitsui Fudosan Co. Ltd.	600	12,552
Miura Co. Ltd.	50	2,632
Mizuho Financial Group, Inc.	1,660	21,133
MS&AD Insurance Group Holdings, Inc.	300	8,732
Murata Manufacturing Co. Ltd.	400	35,019
Nabtesco Corp.	100	4,133
Nagoya Railroad Co. Ltd.	100	2,754
NEC Corp.	200	10,798
NGK Insulators Ltd.	200	3,182
NGK Spark Plug Co. Ltd.	100	1,813
Nintendo Co. Ltd.	80	45,464
Nippon Building Fund, Inc. REIT	1	5,533
Nippon Express Co. Ltd.	50	3,347
Nippon Paint Holdings Co. Ltd.	100	12,822
Nippon Prologis REIT, Inc. REIT	2	6,281
Nippon Yusen KK	100	2,183
Nissin Foods Holdings Co. Ltd.	50	4,133
Nitori Holdings Co. Ltd.	60	12,791
Nitto Denko Corp.	100	8,286
Nomura Real Estate Holdings, Inc.	100	2,167
Nomura Real Estate Master Fund, Inc. REIT	3	3,913
Nomura Research Institute Ltd.	200	6,761
NSK Ltd.	300	2,431
Obayashi Corp.	400	3,529
Odakyu Electric Railway Co. Ltd.	200	6,071
Omron Corp.	150	13,565
Ono Pharmaceutical Co. Ltd.	300	9,503
Oriental Land Co. Ltd.	150	25,555
ORIX Corp.	1,000	14,893
Osaka Gas Co. Ltd.	300	5,766
Otsuka Corp.	100	4,853
Panasonic Corp.	1,600	17,070
Rakuten, Inc.	500	5,605
Recruit Holdings Co. Ltd.	900	37,977
Resona Holdings, Inc.	1,500	5,261
Rohm Co. Ltd.	50	4,176
Santen Pharmaceutical Co. Ltd.	300	4,992
Secom Co. Ltd.	150	14,953
Sega Sammy Holdings, Inc.	100	1,407
Sekisui Chemical Co. Ltd.	300	5,187
Sekisui House Ltd.	400	7,204
Seven & i Holdings Co. Ltd.	500	15,886
SG Holdings Co. Ltd.	200	5,984
Sharp Corp.	200	2,685
Shimadzu Corp.	100	3,601
Shimizu Corp.	400	3,042
Shin-Etsu Chemical Co. Ltd.	250	41,081
Shionogi & Co. Ltd.	200	10,727
Shiseido Co. Ltd.	300	21,175
Sohgo Security Services Co. Ltd.	50	2,680
Sompo Holdings, Inc.	250	9,614
Sony Corp.	900	83,755
Stanley Electric Co. Ltd.	100	2,944
Sumitomo Chemical Co. Ltd.	1,100	3,903
Sumitomo Metal Mining Co. Ltd.	200	7,455
Sumitomo Mitsui Trust Holdings, Inc.	200	5,852
Suntory Beverage & Food Ltd.	100	3,659
Sysmex Corp.	100	10,482
T&D Holdings, Inc.	400	4,676
Taisei Corp.	100	3,539
Takeda Pharmaceutical Co. Ltd.	1,100	39,506
TDK Corp.	100	14,117
Teijin Ltd.	100	1,711

Tobu Railway Co. Ltd.	100	3,002
Tokyo Electron Ltd.	115	39,118
Tokyo Gas Co. Ltd.	200	4,497
Tokyu Corp.	300	3,645
Toppan Printing Co. Ltd.	100	1,367
Toray Industries, Inc.	1,000	5,429
TOTO Ltd.	100	5,668
Toyo Suisan Kaisha Ltd.	100	4,920
Toyota Tsusho Corp.	100	3,462
Unicharm Corp.	300	14,566
USS Co. Ltd.	200	4,189
West Japan Railway Co.	100	4,569
Yakult Honsha Co. Ltd.	100	4,771
Yamada Holdings Co. Ltd.	400	1,903
Yamaha Corp.	100	5,716
Yamaha Motor Co. Ltd.	200	3,855
Yaskawa Electric Corp.	200	9,648
Yokogawa Electric Corp.	200	3,537
Z Holdings Corp.	2,000	12,601
ZOZO, Inc.	100	2,497

(Cost $1,205,540)		1,485,792

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $3,162)	99	3,447

Kuwait - 0.0%
Agility Public Warehousing Co. KSC
(Cost $218)	100	210

Luxembourg - 0.1%
SES SA	269	2,454
Tenaris SA	322	2,498

(Cost $9,792)		4,952

Malaysia - 0.7%
AMMB Holdings Bhd	1,400	1,141
Axiata Group Bhd	2,152	1,875
CIMB Group Holdings Bhd	3,587	3,196
Dialog Group Bhd	2,800	2,474
DiGi.Com Bhd	2,500	2,455
Fraser & Neave Holdings Bhd	200	1,593
HAP Seng Consolidated Bhd	500	1,012
Hartalega Holdings Bhd	1,000	3,535
IHH Healthcare Bhd	1,900	2,621
Kossan Rubber Industries	1,100	1,682
Kuala Lumpur Kepong Bhd	300	1,730
Malayan Banking Bhd	2,859	5,544
Malaysia Airports Holdings Bhd	900	1,151
Maxis Bhd	2,100	2,526
MISC Bhd	900	1,500
Nestle Malaysia Bhd	19	625
Petronas Dagangan Bhd	300	1,529
Petronas Gas Bhd	600	2,675
PPB Group Bhd	400	1,826
Press Metal Aluminium Holdings Bhd	1,100	1,890
Public Bank Bhd	2,100	8,969
RHB Bank Bhd	900	1,138
Sime Darby Bhd	2,000	1,134
Supermax Corp. Bhd*	1,300	2,904
Top Glove Corp. Bhd	3,000	5,243
Westports Holdings Bhd	1,100	1,161

(Cost $64,525)		63,129

Mexico - 0.4%
Alfa SAB de CV, Class A	2,091	1,650
Arca Continental SAB de CV	349	1,708
Cemex SAB de CV, Series CPO	11,057	5,047
Coca-Cola Femsa SAB de CV	384	1,735
Fomento Economico Mexicano SAB de CV	1,459	10,564
Gruma SAB de CV, Class B	161	1,776
Grupo Aeroportuario del Sureste SAB de CV, Class B*	173	2,581
Grupo Bimbo SAB de CV, Series A	1,236	2,622
Industrias Penoles SAB de CV	103	1,516
Infraestructura Energetica Nova SAB de CV*	331	1,178
Kimberly-Clark de Mexico SAB de CV, Class A	1,156	1,839

(Cost $34,323)		32,216

Netherlands - 3.6%
Aegon NV	1,174	4,404
Akzo Nobel NV	140	14,915
ASML Holding NV	305	132,747
ING Groep NV*	2,860	27,968
Koninklijke Ahold Delhaize NV	777	22,297
Koninklijke DSM NV	123	20,201
Koninklijke KPN NV	2,733	8,170
Koninklijke Philips NV*	636	32,988
Koninklijke Vopak NV	38	2,001
NN Group NV	206	8,391
Prosus NV*	348	37,815
Wolters Kluwer NV	193	16,230

(Cost $222,855)		328,127

New Zealand - 0.3%
Auckland International Airport Ltd.*	706	3,860
Fisher & Paykel Healthcare Corp. Ltd.	409	10,325
Mercury NZ Ltd.	509	2,147
Meridian Energy Ltd.	827	3,737
Ryman Healthcare Ltd.	374	3,872
Spark New Zealand Ltd.	1,311	4,201

(Cost $21,761)		28,142

Norway - 0.3%
Mowi ASA	310	6,302
Norsk Hydro ASA	954	3,878
Orkla ASA	628	6,041
Schibsted ASA, Class B*	73	2,671
Telenor ASA	537	9,183

(Cost $30,285)		28,075

Philippines - 0.3%
Ayala Corp.	200	3,425
Ayala Land, Inc.	5,800	4,584
Bank of the Philippine Islands	790	1,364
BDO Unibank, Inc.	1,500	3,223
JG Summit Holdings, Inc.	1,785	2,437
Manila Electric Co.	150	879
Metropolitan Bank & Trust Co.	1,582	1,578
SM Investments Corp.	160	3,228
SM Prime Holdings, Inc.	8,000	5,990

(Cost $26,434)		26,708

Poland - 0.3%
Bank Polska Kasa Opieki SA*	118	1,786
CD Projekt SA*	45	4,677
Cyfrowy Polsat SA	205	1,460
KGHM Polska Miedz SA*	94	3,737
Polski Koncern Naftowy ORLEN SA	251	3,706
Powszechna Kasa Oszczednosci Bank Polski SA*	540	3,804
Powszechny Zaklad Ubezpieczen SA*	423	2,835
Santander Bank Polska SA*	23	1,068

(Cost $29,951)		23,073

Portugal - 0.1%
Galp Energia SGPS SA	411	4,446
Jeronimo Martins SGPS SA	203	3,487

(Cost $9,297)		7,933

Qatar - 0.2%
Commercial Bank PSQC	1,380	1,648
Ooredoo QPSC	670	1,244
Qatar Fuel QSC	350	1,778
Qatar National Bank QPSC	3,331	16,208

(Cost $21,836)		20,878

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $2,365)	296	1,507

Russia - 0.6%
Gazprom PJSC	8,515	20,307
LUKOIL PJSC	303	19,928
Mobile TeleSystems PJSC, ADR	346	2,986
Novolipetskiy Metallurgicheskiy Kombinat PAO	886	2,228
PhosAgro PJSC, GDR	105	1,342
Polyus PJSC	21	3,987

(Cost $56,347)		50,778

Saudi Arabia - 0.4%
Almarai Co. JSC	185	2,757
Banque Saudi Fransi	401	3,544
Samba Financial Group	635	5,232
Saudi Arabian Mining Co.*	302	3,394
Saudi Basic Industries Corp.	638	16,483
Savola Group	174	2,137

(Cost $34,047)		33,547

Singapore - 0.8%
Ascendas Real Estate Investment Trust REIT	1,972	4,372
BOC Aviation Ltd., 144A	179	1,591
CapitaLand Integrated Commercial Trust REIT	3,096	4,483
CapitaLand Ltd.	1,800	4,205
City Developments Ltd.	300	1,747
DBS Group Holdings Ltd.	1,300	24,453
Keppel Corp. Ltd.	1,000	3,784
Singapore Airlines Ltd.*	1,000	3,240
Singapore Exchange Ltd.	500	3,318
Singapore Telecommunications Ltd.	5,600	9,990
United Overseas Bank Ltd.	800	13,442
UOL Group Ltd.	400	2,201

(Cost $76,742)		76,826

South Africa - 1.7%
Absa Group Ltd.	507	3,610
Anglo American Platinum Ltd.	37	2,693
Aspen Pharmacare Holdings Ltd.*	289	2,306
Bid Corp. Ltd.	185	3,339
Bidvest Group Ltd.	240	2,530
Clicks Group Ltd.	194	2,943
FirstRand Ltd.	3,385	9,945
Gold Fields Ltd.	587	4,989
Growthpoint Properties Ltd. REIT	2,335	1,791
Impala Platinum Holdings Ltd.	550	5,783
Kumba Iron Ore Ltd.	42	1,430
Mr Price Group Ltd.	212	2,229
MTN Group Ltd.	1,249	5,346
MultiChoice Group	327	2,749
Naspers Ltd., Class N	311	62,877
Nedbank Group Ltd.	290	2,296
Northam Platinum Ltd.*	264	3,006
Old Mutual Ltd.	3,667	2,770
Remgro Ltd. (b)	410	2,442
Sanlam Ltd.	1,309	4,690
Sasol Ltd.*	419	3,270
Shoprite Holdings Ltd.	317	2,617
SPAR Group Ltd. (b)	143	1,764
Standard Bank Group Ltd.	927	7,256
Vodacom Group Ltd. (b)	442	3,520
Woolworths Holdings Ltd.	771	1,743

(Cost $190,393)		149,934

South Korea - 1.9%
Amorepacific Corp.	27	4,368
AMOREPACIFIC Group	25	1,188
CJ CheilJedang Corp.	7	2,287
CJ Corp.	12	858
GS Engineering & Construction Corp.	46	1,318
GS Holdings Corp.	38	1,204
Hana Financial Group, Inc.	223	6,822
Hankook Tire & Technology Co. Ltd.	59	1,743
Hanwha Solutions Corp.	92	3,970

Hyundai Heavy Industries Holdings Co. Ltd.	7	1,768
Hyundai Marine & Fire Insurance Co. Ltd.	48	967
KB Financial Group, Inc.	294	12,049
LG Chem Ltd.	33	23,858
LG Corp.	70	4,466
LG Display Co. Ltd.*	169	2,329
LG Electronics, Inc.	81	6,259
LG Household & Health Care Ltd.	7	9,577
LG Innotek Co. Ltd.	3	420
Lotte Chemical Corp.	13	3,313
Lotte Corp.	25	800
NAVER Corp.	89	22,319
Samsung Electro-Mechanics Co. Ltd.	40	5,639
Samsung Fire & Marine Insurance Co. Ltd.	23	3,908
Samsung SDI Co. Ltd.	40	19,267
Shinhan Financial Group Co. Ltd.	317	9,224
SK Holdings Co. Ltd.	24	4,587
SK Innovation Co. Ltd.	34	5,316
SK Telecom Co. Ltd.	28	6,010
S-Oil Corp.	33	2,076
Woori Financial Group, Inc.	388	3,447
Yuhan Corp.	30	1,746

(Cost $149,467)		173,103

Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA	4,875	22,918
CaixaBank SA	2,656	6,821
Iberdrola SA	4,237	58,007
Industria de Diseno Textil SA	785	26,152
Naturgy Energy Group SA	237	5,481
Red Electrica Corp. SA	328	6,723
Repsol SA	1,036	9,986
Telefonica SA	3,498	15,302

(Cost $156,464)		151,390

Sweden - 2.0%
Assa Abloy AB, Class B	695	16,591
Atlas Copco AB, Class A	477	24,113
Atlas Copco AB, Class B	286	12,668
Boliden AB	195	6,740
Electrolux AB, Series B	140	3,367
Essity AB, Class B	444	14,120
Hennes & Mauritz AB, Class B*	566	12,022
Husqvarna AB, Class B	321	3,429
ICA Gruppen AB (b)	60	2,909
Investment AB Latour, Class B	116	3,064
Kinnevik AB, Class B*	139	6,941
Sandvik AB*	803	18,066
Skandinaviska Enskilda Banken AB, Class A*	1,160	12,300
Skanska AB, Class B	250	5,959
SKF AB, Class B	253	6,250
Svenska Cellulosa AB SCA, Class B*	420	6,811
Svenska Handelsbanken AB, Class A*	1,080	11,002
Tele2 AB, Class B	361	4,657
Telia Co. AB	1,878	7,987

(Cost $132,938)		178,996

Switzerland - 5.3%
ABB Ltd.	1,329	35,188
Adecco Group AG	120	7,296
Alcon, Inc.*	352	22,544
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	8,566
Cie Financiere Richemont SA, Class A	373	31,099
Clariant AG	145	2,921
Coca-Cola HBC AG*	147	4,243
Givaudan SA	7	28,640
Kuehne + Nagel International AG	41	9,316
Lonza Group AG	53	33,347
Roche Holding AG	499	164,836
SGS SA	4	11,439
Sika AG	105	26,897
Sonova Holding AG*	41	10,195
Straumann Holding AG	7	8,057
Swiss Re AG	212	19,441
Swisscom AG	19	10,074
Zurich Insurance Group AG	108	44,009

(Cost $361,433)		478,108

Taiwan - 5.6%
Accton Technology Corp.	347	2,910
Acer, Inc.	2,216	1,800
Advantech Co. Ltd.	267	2,876
ASE Technology Holding Co. Ltd.	2,612	7,020
AU Optronics Corp.*	5,940	2,542
Catcher Technology Co. Ltd.	471	3,107
Cathay Financial Holding Co. Ltd.	4,995	7,080
Chailease Holding Co. Ltd.	1,006	5,506
Cheng Shin Rubber Industry Co. Ltd.	1,499	2,235
China Steel Corp.	8,819	7,055
Chunghwa Telecom Co. Ltd.	2,878	10,956
Compal Electronics, Inc.	3,010	2,038
CTBC Financial Holding Co. Ltd.	13,085	8,791
Delta Electronics, Inc.	1,485	11,697
E.Sun Financial Holding Co. Ltd.	8,161	7,201
Evergreen Marine Corp. Taiwan Ltd.*	2,510	2,175
Far Eastern New Century Corp.	2,498	2,401
Far EasTone Telecommunications Co. Ltd.	1,268	2,758
First Financial Holding Co. Ltd.	7,163	5,353
Fubon Financial Holding Co. Ltd.	4,213	6,548
Hiwin Technologies Corp.	170	1,822
Hotai Motor Co. Ltd.	204	4,588
Hua Nan Financial Holdings Co. Ltd.	6,500	4,139
Innolux Corp.*	7,081	2,497
Inventec Corp.	1,950	1,594
Lite-On Technology Corp.	1,579	2,662
MediaTek, Inc.	1,101	27,194
Micro-Star International Co. Ltd.	456	2,000

Nan Ya Plastics Corp.	3,413	7,688
President Chain Store Corp.	448	4,071
Quanta Computer, Inc.	1,910	5,160
SinoPac Financial Holdings Co. Ltd.	6,388	2,488
Standard Foods Corp.	609	1,333
Taishin Financial Holding Co. Ltd.	7,598	3,559
Taiwan Business Bank	3,489	1,218
Taiwan High Speed Rail Corp.	1,537	1,696
Taiwan Mobile Co. Ltd.	1,259	4,289
Taiwan Semiconductor Manufacturing Co. Ltd.	17,491	294,866
Uni-President Enterprises Corp.	3,686	8,406
United Microelectronics Corp.	7,051	10,019
Vanguard International Semiconductor Corp.	639	2,354
Win Semiconductors Corp.	218	2,562
Wistron Corp.	2,104	2,203
Yageo Corp.	194	3,008
Yuanta Financial Holding Co. Ltd.	8,185	5,485

(Cost $295,605)		508,950

Thailand - 0.8%
Advanced Info Service PCL, NVDR	800	4,641
Airports of Thailand PCL, NVDR	3,100	6,559
Bangkok Dusit Medical Services PCL, NVDR	7,200	5,117
BTS Group Holdings PCL, NVDR	4,000	1,349
Bumrungrad Hospital PCL, NVDR	300	1,235
Central Pattana PCL, NVDR	1,400	2,349
Charoen Pokphand Foods PCL, NVDR	2,800	2,661
CP ALL PCL, NVDR	4,400	8,800
Energy Absolute PCL, NVDR	1,200	1,775
Gulf Energy Development PCL, NVDR	2,200	2,545
Home Product Center PCL, NVDR	4,800	2,333
Indorama Ventures PCL, NVDR	1,400	1,481
Intouch Holdings PCL, NVDR	1,600	2,936
Kasikornbank PCL, NVDR	1,400	5,091
Land & Houses PCL, NVDR	4,800	1,246
Minor International PCL, NVDR*	1,600	1,312
Muangthai Capital PCL	600	1,071
PTT Exploration & Production PCL, NVDR	1,000	3,198
PTT Global Chemical PCL, NVDR	1,700	3,217
Siam Cement PCL, NVDR	600	7,418
Siam Commercial Bank PCL, NVDR	700	1,978
Thai Oil PCL, NVDR	500	785
True Corp. PCL, NVDR	5,900	636

(Cost $80,248)		69,733

Turkey - 0.0%
KOC Holding AS	746	1,682
Turkcell Iletisim Hizmetleri AS	897	1,697

(Cost $3,785)		3,379

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	2,038	3,373
Aldar Properties PJSC	3,128	2,589
Dubai Islamic Bank PJSC	1,453	1,772
Emirates NBD Bank PJSC	1,790	5,336
Emirates Telecommunications Group Co. PJSC	1,266	5,970
First Abu Dhabi Bank PJSC	1,987	6,827
NMC Health PLC*(c)	76	0

(Cost $29,286)		25,867

United Kingdom - 7.4%
3i Group PLC	653	9,333
Associated British Foods PLC	262	7,380
Aviva PLC	2,667	11,437
Barratt Developments PLC*	698	5,778
Berkeley Group Holdings PLC	84	5,186
British Land Co. PLC REIT	710	4,471
BT Group PLC	6,174	9,627
Burberry Group PLC	313	7,225
CNH Industrial NV*	738	8,093
Coca-Cola European Partners PLC	155	6,925
Compass Group PLC	1,269	22,431
Croda International PLC	97	7,713
Ferguson PLC	170	19,119
GlaxoSmithKline PLC	3,570	65,296
Informa PLC*	1,089	7,708
InterContinental Hotels Group PLC*	132	8,182
J Sainsbury PLC	1,332	3,754
JD Sports Fashion PLC*	297	3,078
Johnson Matthey PLC	140	4,157
Kingfisher PLC*	1,399	5,110
Land Securities Group PLC REIT	499	4,381
Legal & General Group PLC	4,256	14,358
London Stock Exchange Group PLC	231	24,999
Mondi PLC	359	7,947
National Grid PLC	2,508	28,407
Next PLC	94	8,222
Pearson PLC	388	3,351
Prudential PLC	1,871	29,213
Reckitt Benckiser Group PLC	508	44,653
RELX PLC	1,404	32,755
Rentokil Initial PLC*	1,390	9,228
RSA Insurance Group PLC	778	7,001
Sage Group PLC	692	5,589
Schroders PLC	70	3,008
Segro PLC REIT	774	9,424
Smith & Nephew PLC	632	12,243
Spirax-Sarco Engineering PLC	52	7,730
SSE PLC	726	12,998
Standard Chartered PLC*	2,017	12,177
Standard Life Aberdeen PLC	1,754	6,344
Taylor Wimpey PLC*	2,688	5,525
Tesco PLC	6,752	20,462
Unilever PLC	815	49,736
Unilever PLC	1,037	63,040
Whitbread PLC*	156	6,313

Wm Morrison Supermarkets PLC	1,741	4,180
WPP PLC	924	8,951

(Cost $630,793)		664,238

TOTAL COMMON STOCKS
(Cost $7,259,451)		8,819,241

PREFERRED STOCKS - 0.9%
Brazil - 0.4%
Banco Bradesco SA	3,152	14,221
Cia Energetica de Minas Gerais	668	1,566
Itau Unibanco Holding SA	3,274	17,360
Itausa SA	3,246	6,376

(Cost $66,220)		39,523

Chile - 0.1%
Embotelladora Andina SA, Class B	379	853
Sociedad Quimica y Minera de Chile SA, Class B	92	4,306

(Cost $5,661)		5,159

Colombia - 0.0%
Bancolombia SA
(Cost $2,479)	374	2,909

Germany - 0.3%
Bayerische Motoren Werke AG	36	2,386
Henkel AG & Co. KGaA	134	14,465
Sartorius AG	27	12,337

(Cost $21,891)		29,188

South Korea - 0.1%
AMOREPACIFIC Group	1	32
LG Chem Ltd.	8	2,577
LG Household & Health Care Ltd.	2	1,256

(Cost $2,583)		3,865

TOTAL PREFERRED STOCKS
(Cost $98,834)		80,644

RIGHTS - 0.0%
Singapore - 0.0%
Ascendas Real Estate Investment Trust*, expires 12/8/20
(Cost $0)	72	1

Taiwan - 0.0%
Hiwin Technologies Corp.*, expires 12/22/20
(Cost $0)	5	19

TOTAL RIGHTS
(Cost $0)		20

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	746	148

Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21	400	2
Minor International PCL*, expires 7/31/23	73	19
Minor International PCL*, expires 9/30/21	80	2

(Cost $0)		23

TOTAL WARRANTS
(Cost $0)		171

EXCHANGE-TRADED FUNDS - 0.8%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)	1,825	50,934
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)	675	21,057

TOTAL EXCHANGE-TRADED FUNDS
(Cost $66,769)		71,991

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e)(f) (Cost $88,525)	88,525	88,525

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e) (Cost $12,319)	12,319	12,319

TOTAL INVESTMENTS - 100.4% (Cost $7,525,898)		$9,072,911
Other assets and liabilities, net - (0.4%)		(38,501)

NET ASSETS - 100.0%		$9,034,410

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
EXCHANGE-TRADED FUNDS — 0.8%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)
12,303	36,443		—	—	2,188	—	—	1,825	50,934
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)
5,738	14,434		—	—	885	—	—	675	21,057
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e)(f)
18,551	69,974	(g)	—	—	—	5	—	88,525	88,525
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
6,027	37,681		(31,389)	—	—	1	—	12,319	12,319

42,619	158,532		(31,389)	—	3,073	6	—	103,344	172,835

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $182,754, which is 2.0% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $106,384.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC	Kuwait Shareholding Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020 the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$1,605,063	18.1%
Consumer Discretionary	1,332,511	14.9
Information Technology	1,115,434	12.5
Industrials	985,606	11.1
Health Care	844,268	9.5
Consumer Staples	751,302	8.5
Materials	715,459	8.1
Communication Services	678,760	7.6
Energy	338,698	3.8
Utilities	290,558	3.2
Real Estate	242,417	2.7

Total	$8,900,076	100.0%

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
MSCI Emerging Markets Index Futures	USD	1	$55,620	$60,115	12/18/2020	$4,495

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$8,819,241	$—	$0	$8,819,241
Preferred Stocks (i)	80,644	—	—	80,644
Rights (i)	—	20	—	20
Warrants (i)	171	—	—	171
Exchange-Traded Funds	71,991	—	—	71,991
Short-Term Investments (i)	100,844	—	—	100,844
Derivatives (j)
Futures Contracts	4,495	—	—	4,495

TOTAL	$9,077,386	$20	$0	$9,077,406

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.